Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	111,920	171,344
Vested and issued (in shares)	(111,920)	(52,627)
Forfeited (in shares)	0	(6,797)
Settled (in shares)	0	0
Units outstanding - ending (in shares)	0	111,920
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	139,730	206,993
Vested and issued (in shares)	(104,970)	(3,728)
Forfeited (in shares)	0	(7,125)
Settled (in shares)	(34,760)	(56,410)
Units outstanding - ending (in shares)	0	139,730